REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2018
REDEEMABLE NON-CONTROLLING INTERESTS
REDEEMABLE NON-CONTROLLING INTERESTS

4. REDEEMABLE NON‑CONTROLLING INTERESTS

Fairlubo, the Group’s non-wholly owned subsidiary had its Series B financing in January, 2016. The Company along with three other investors contributed in Fairlubo’s Series B financing. These three shareholders’ contributions in Fairlubo were accounted for as the Group’s redeemable non-controlling interests, and were classified as Mezzanine equity. Pursuant to Fairlubo’s Series B shareholders agreement, upon occurrence of certain events (e.g. the Company’s successful listing in capital markets), the Series B held by the Group’s non-controlling interests holders had the option to convert their equity interests in Fairlubo into the Company’s shares based on the mechanism that set out in Fairlubo’s Article of Association (the “Share Swap”). In addition, the holders of Fairlubo’s Series B also had the option to request Fairlubo to redeem those shares under certain circumstance (e.g. a qualified initial public offering of Failubo has not occurred by the fourth anniversary after the issuance of Series B preferred shares).

Based on the accounting assessment and valuation work conducted by an independent appraiser, the Group determined the aforementioned Shares Swap feature and redemption feature embedded in the Series B preferred shares was required to be bifurcated and accounted for as derivative liabilities. The Shares Swap had been completed by the issuance of the Company’s 13,026,713 Class A ordinary shares to non-controlling shareholders upon IPO.

As of December 31, 2017, the fair values of the Share Swap feature and the redemption feature which were required to be bifurcated and accounted for as derivative liabilities are as follows:

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Derivative liabilities - Share Swap feature of redeemable non-controlling interests	119,086	—
Derivative liabilities - Redemption feature of redeemable non-controlling interests	49,778	—
	168,864	—